Strategic Agreements With World Ventures Holdings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Strategic Agreements With World Ventures Holdings (Textual)
Aggregate purchase price	$ 1,974,522
Restricted cash	1,534,953	$ 28,439
Development Agreement [Member]
Strategic Agreements With World Ventures Holdings (Textual)
Cost of sales representatives, members, consumers, employees, contractors or affiliates	1,500,000
Development and manufacture cost	$ 2,000,000
Expenditure description	In addition, any expenditure of the $1,500,000 in proceeds is restricted in that the Company will need prior approval from WVH on a monthly basis in order to fund the estimated expenditures needed for the development of the product for WVH from the $1,500,000.
Restricted cash	$ 1,500,000
Securities Purchase Agreement [Member]
Strategic Agreements With World Ventures Holdings (Textual)
Sale of common stock , Shares	10,050,000
Common stock purchase warrant	2,512,500
Aggregate purchase price	$ 2,000,000
Warrant exercise price	$ 0.75